Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 13.8%
Entertainment 3.0%
Activision Blizzard, Inc.	501,871	47,898,568
Electronic Arts, Inc.	74,864	10,767,689
Netflix, Inc.(a)	28,041	14,811,537
Playtika Holding Corp.(a)	32,155	766,575
Take-Two Interactive Software, Inc.(a)	60,964	10,791,848
Walt Disney Co. (The)(a)	286,751	50,402,223
Total		135,438,440
Interactive Media & Services 10.6%
Alphabet, Inc., Class A(a)	39,373	96,140,598
Alphabet, Inc., Class C(a)	39,515	99,037,235
Facebook, Inc., Class A(a)	681,828	237,078,414
Match Group, Inc.(a)	263,997	42,569,516
Pinterest, Inc., Class A(a)	34,728	2,741,775
Zillow Group, Inc., Class C(a)	24,100	2,945,502
Total		480,513,040
Media 0.2%
Altice U.S.A., Inc., Class A(a)	39,707	1,355,597
Cable One, Inc.	839	1,604,848
Liberty SiriusXM Group, Class A(a)	17,243	803,179
Nexstar Media Group, Inc., Class A	56,041	8,287,343
Total		12,050,967
Total Communication Services		628,002,447
Consumer Discretionary 14.5%
Auto Components 0.0%
BorgWarner, Inc.	27,056	1,313,298
Automobiles 0.9%
Tesla Motors, Inc.(a)	58,951	40,068,995
Distributors 0.4%
Pool Corp.	41,894	19,215,102
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc.(a)	16,919	37,020,295
Boyd Gaming Corp.(a)	66,549	4,092,098
Caesars Entertainment, Inc.(a)	42,261	4,384,579
Darden Restaurants, Inc.	13,052	1,905,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Penn National Gaming, Inc.(a)	28,475	2,178,053
Starbucks Corp.	348,204	38,932,689
Wynn Resorts Ltd.(a)	35,510	4,342,873
Yum China Holdings, Inc.	213,050	14,114,563
Yum! Brands, Inc.	163,207	18,773,701
Total		125,744,312
Household Durables 0.1%
D.R. Horton, Inc.	1,936	174,956
PulteGroup, Inc.	52,983	2,891,282
Tempur Sealy International, Inc.	68,702	2,692,432
Toll Brothers, Inc.	13,004	751,761
Total		6,510,431
Internet & Direct Marketing Retail 7.2%
Alibaba Group Holding Ltd., ADR(a)	270,162	61,267,338
Amazon.com, Inc.(a)	74,727	257,072,836
DoorDash, Inc., Class A(a)	9,577	1,707,867
eBay, Inc.	48,697	3,419,016
Etsy, Inc.(a)	995	204,811
Wayfair, Inc., Class A(a)	2,396	756,441
Total		324,428,309
Leisure Products 0.2%
Mattel, Inc.(a)	332,136	6,675,933
Peloton Interactive, Inc., Class A(a)	12,937	1,604,447
Total		8,280,380
Multiline Retail 0.4%
Dollar General Corp.	25,307	5,476,182
Dollar Tree, Inc.(a)	81,203	8,079,699
Target Corp.	12,956	3,131,983
Total		16,687,864
Specialty Retail 1.1%
AutoZone, Inc.(a)	2,337	3,487,318
Five Below, Inc.(a)	12,799	2,473,663
Home Depot, Inc. (The)	45,402	14,478,244
L Brands, Inc.	24,248	1,747,311
Leslie’s, Inc.(a)	63,860	1,755,511
Lowe’s Companies, Inc.	78,181	15,164,769
Multi-Manager Growth Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
O’Reilly Automotive, Inc.(a)	12,504	7,079,890
Restoration Hardware Holdings, Inc.(a)	1,608	1,091,832
Ulta Beauty, Inc.(a)	10,948	3,785,490
Williams-Sonoma, Inc.	4,491	716,988
Total		51,781,016
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B	399,394	61,702,379
Total Consumer Discretionary		655,732,086
Consumer Staples 3.5%
Beverages 1.3%
Coca-Cola Co. (The)	99,322	5,374,313
Monster Beverage Corp.(a)	553,619	50,573,096
PepsiCo, Inc.	12,064	1,787,523
Total		57,734,932
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	107,126	42,386,544
Sprouts Farmers Market, Inc.(a)	114,977	2,857,179
Sysco Corp.	22,008	1,711,122
Total		46,954,845
Food Products 0.1%
Hershey Co. (The)	12,153	2,116,809
Household Products 0.4%
Colgate-Palmolive Co.	245,005	19,931,157
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	86,348	27,465,572
Herbalife Nutrition Ltd.(a)	33,421	1,762,289
Total		29,227,861
Tobacco 0.0%
Altria Group, Inc.	31,310	1,492,861
Total Consumer Staples		157,458,465
Energy 0.6%
Energy Equipment & Services 0.6%
Schlumberger NV	770,522	24,664,409
Oil, Gas & Consumable Fuels 0.0%
Equitrans Midstream Corp.	164,056	1,396,117
Total Energy		26,060,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 3.1%
Capital Markets 2.6%
Apollo Global Management, Inc.	95,899	5,964,918
Cboe Global Markets, Inc.	61,334	7,301,813
Factset Research Systems, Inc.	62,428	20,951,461
MSCI, Inc.	85,232	45,435,475
S&P Global, Inc.	14,581	5,984,771
SEI Investments Co.	358,859	22,238,492
Virtu Financial, Inc. Class A	384,878	10,634,179
Total		118,511,109
Consumer Finance 0.1%
SLM Corp.	287,737	6,025,213
Insurance 0.4%
Alleghany Corp.(a)	5,457	3,640,201
Aon PLC, Class A	1,357	323,997
Everest Re Group Ltd.	23,513	5,925,511
Lincoln National Corp.	22,134	1,390,900
Marsh & McLennan Companies, Inc.	28,298	3,980,963
Total		15,261,572
Total Financials		139,797,894
Health Care 15.5%
Biotechnology 3.1%
AbbVie, Inc.	96,344	10,852,188
Amgen, Inc.	15,518	3,782,513
BioMarin Pharmaceutical, Inc.(a)	247,843	20,680,020
Exact Sciences Corp.(a)	264,327	32,858,489
Moderna, Inc.(a)	27,943	6,566,046
Regeneron Pharmaceuticals, Inc.(a)	69,531	38,835,845
Sarepta Therapeutics, Inc.(a)	195,372	15,188,219
Vertex Pharmaceuticals, Inc.(a)	58,183	11,731,438
Total		140,494,758
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	23,165	2,685,519
ABIOMED, Inc.(a)	100,009	31,213,809
Align Technology, Inc.(a)	61,552	37,608,272
Baxter International, Inc.	18,810	1,514,205
Edwards Lifesciences Corp.(a)	390,851	40,480,438
Hologic, Inc.(a)	39,461	2,632,838

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IDEXX Laboratories, Inc.(a)	70,596	44,584,904
Intuitive Surgical, Inc.(a)	22,486	20,679,025
Quidel Corp.(a)	32,812	4,203,873
ResMed, Inc.	10,419	2,568,492
Total		188,171,375
Health Care Providers & Services 1.7%
Anthem, Inc.	24,164	9,225,815
Cardinal Health, Inc.	14,642	835,912
Centene Corp.(a)	2,191	159,790
Chemed Corp.	1,247	591,702
Cigna Corp.	11,226	2,661,348
Encompass Health Corp.	50,927	3,973,834
HCA Healthcare, Inc.	18,625	3,850,532
Humana, Inc.	18,411	8,150,918
McKesson Corp.	64,752	12,383,172
Molina Healthcare, Inc.(a)	22,837	5,779,131
UnitedHealth Group, Inc.	78,072	31,263,152
Total		78,875,306
Health Care Technology 0.6%
Cerner Corp.	247,011	19,306,380
Veeva Systems Inc., Class A(a)	20,688	6,432,933
Total		25,739,313
Life Sciences Tools & Services 2.4%
Avantor, Inc.(a)	47,324	1,680,475
Illumina, Inc.(a)	182,964	86,580,395
Maravai LifeSciences Holdings, Inc., Class A(a)	92,902	3,876,801
Repligen Corp.(a)	13,816	2,757,950
Thermo Fisher Scientific, Inc.	18,586	9,376,079
Waters Corp.(a)	17,676	6,109,002
Total		110,380,702
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	455,892	30,462,703
Eli Lilly & Co.	84,887	19,483,264
Johnson & Johnson	17,270	2,845,060
Novartis AG, ADR	504,756	46,053,938
Novo Nordisk A/S, ADR	171,295	14,349,382
Organon & Co.(a)	9,646	291,888
Roche Holding AG, ADR	809,352	38,035,497
Common Stocks (continued)
Issuer	Shares	Value ($)
Royalty Pharma PLC, Class A	182,263	7,470,960
Zoetis, Inc.	9,174	1,709,667
Total		160,702,359
Total Health Care		704,363,813
Industrials 7.5%
Aerospace & Defense 1.7%
Boeing Co. (The)(a)	281,135	67,348,701
Lockheed Martin Corp.	18,102	6,848,892
Northrop Grumman Corp.	6,450	2,344,123
Total		76,541,716
Air Freight & Logistics 1.4%
CH Robinson Worldwide, Inc.	49,082	4,597,511
Expeditors International of Washington, Inc.	358,378	45,370,655
United Parcel Service, Inc., Class B	52,975	11,017,211
Total		60,985,377
Building Products 0.6%
Allegion PLC	5,798	807,661
Trane Technologies PLC	141,463	26,048,997
Total		26,856,658
Commercial Services & Supplies 0.0%
Cintas Corp.	4,631	1,769,042
Electrical Equipment 0.5%
Bloom Energy Corp., Class A(a)	717,432	19,277,398
Plug Power, Inc.(a)	34,757	1,188,342
Total		20,465,740
Industrial Conglomerates 0.0%
3M Co.	3,291	653,691
Machinery 1.4%
Deere & Co.	169,482	59,777,996
Illinois Tool Works, Inc.	17,480	3,907,829
Total		63,685,825
Professional Services 0.9%
Booz Allen Hamilton Holdings Corp.	146,067	12,441,987
CACI International, Inc., Class A(a)	17,562	4,480,417
CoStar Group, Inc.(a)	305,890	25,333,810
Total		42,256,214

Multi-Manager Growth Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.0%
Landstar System, Inc.	9,748	1,540,379
Old Dominion Freight Line, Inc.	45,360	11,512,368
Uber Technologies, Inc.(a)	679,974	34,080,297
Total		47,133,044
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,577	1,128,726
Total Industrials		341,476,033
Information Technology 39.4%
Communications Equipment 0.7%
Arista Networks, Inc.(a)	14,502	5,254,220
Cisco Systems, Inc.	529,675	28,072,775
Motorola Solutions, Inc.	1,423	308,577
Total		33,635,572
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	45,195	7,893,307
Jabil, Inc.	231,759	13,469,833
Total		21,363,140
IT Services 7.6%
Accenture PLC, Class A	71,120	20,965,465
Automatic Data Processing, Inc.	57,503	11,421,246
Cognizant Technology Solutions Corp., Class A	74,487	5,158,970
Gartner, Inc.(a)	33,403	8,090,206
Genpact Ltd.	183,193	8,322,458
GoDaddy, Inc., Class A(a)	89,414	7,775,441
MasterCard, Inc., Class A	57,386	20,951,055
PayPal Holdings, Inc.(a)	218,261	63,618,716
Sabre Corp.(a)	96,216	1,200,776
Square, Inc., Class A(a)	164,790	40,175,802
Twilio, Inc., Class A(a)	4,298	1,694,100
VeriSign, Inc.(a)	3,360	765,038
Visa, Inc., Class A	638,656	149,330,546
Western Union Co. (The)	172,623	3,965,150
Total		343,434,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices, Inc.(a)	167,903	15,771,129
Allegro MicroSystems, Inc.(a)	25,531	707,209
Applied Materials, Inc.	82,917	11,807,381
Broadcom, Inc.	19,552	9,323,176
Enphase Energy, Inc.(a)	158,345	29,076,892
KLA Corp.	33,291	10,793,275
Lam Research Corp.	12,985	8,449,340
Monolithic Power Systems, Inc.	9,863	3,683,337
NVIDIA Corp.	259,449	207,585,145
QUALCOMM, Inc.	400,714	57,274,052
Teradyne, Inc.	15,294	2,048,784
Texas Instruments, Inc.	38,664	7,435,087
Universal Display Corp.	18,980	4,219,823
Total		368,174,630
Software 18.8%
Adobe, Inc.(a)	144,730	84,759,677
Anaplan, Inc.(a)	22,197	1,183,100
Aspen Technology, Inc.(a)	1,448	199,158
Atlassian Corp. PLC, Class A(a)	15,305	3,931,242
Autodesk, Inc.(a)	243,170	70,981,323
Bill.com Holdings, Inc.(a)	40,852	7,483,269
Coupa Software, Inc.(a)	6,887	1,805,152
Crowdstrike Holdings, Inc., Class A(a)	5,855	1,471,420
Datadog, Inc., Class A(a)	34,568	3,597,837
DocuSign, Inc.(a)	134,744	37,670,380
Dolby Laboratories, Inc., Class A	7,660	752,901
Dropbox, Inc., Class A(a)	100,235	3,038,123
Dynatrace, Inc.(a)	159,914	9,342,176
Elastic NV(a)	5,753	838,557
Fair Isaac Corp.(a)	9,434	4,742,283
FireEye, Inc.(a)	40,954	828,090
Fortinet, Inc.(a)	69,036	16,443,685
HubSpot, Inc.(a)	5,806	3,383,272
Intuit, Inc.	116,646	57,176,370
Microsoft Corp.	766,769	207,717,722
Oracle Corp.	883,080	68,738,947
RingCentral, Inc., Class A(a)	116,698	33,910,105
Salesforce.com, Inc.(a)	437,136	106,779,211

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	119,035	65,415,684
Splunk, Inc.(a)	186,853	27,015,207
Teradata Corp.(a)	37,146	1,856,186
Trade Desk, Inc. (The), Class A(a)	8,150	630,484
Tyler Technologies, Inc.(a)	1,750	791,648
Workday, Inc., Class A(a)	88,428	21,111,301
Zoom Video Communications, Inc., Class A(a)	25,705	9,948,606
Zscaler, Inc.(a)	8,613	1,860,925
Total		855,404,041
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	1,146,564	157,033,406
Dell Technologies, Inc.(a)	31,221	3,111,797
HP, Inc.	131,728	3,976,868
NCR Corp.(a)	21,425	977,194
NetApp, Inc.	28,325	2,317,552
Total		167,416,817
Total Information Technology		1,789,429,169
Materials 0.3%
Containers & Packaging 0.2%
Amcor PLC	345,552	3,960,026
Berry Global Group, Inc.(a)	35,105	2,289,548
Graphic Packaging Holding Co.	162,736	2,952,031
Total		9,201,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.0%
Southern Copper Corp.	12,144	781,102
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	93,777	5,653,815
Total Materials		15,636,522
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.	2,393	466,874
Simon Property Group, Inc.	22,292	2,908,660
Total		3,375,534
Total Real Estate		3,375,534
Total Common Stocks (Cost $2,782,379,761)		4,461,332,489

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	73,055,986	73,048,681
Total Money Market Funds (Cost $73,048,681)		73,048,681
Total Investments in Securities (Cost: $2,855,428,442)		4,534,381,170
Other Assets & Liabilities, Net		3,677,605
Net Assets		4,538,058,775

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	59,449,563	250,639,387	(237,040,269)	—	73,048,681	—	9,425	73,055,986
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Growth Strategies Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT117_03_L01_(08/21)